SHARE CAPITAL (Narrative) (Details)			1 Months Ended	12 Months Ended
	Apr. 09, 2025 CAD ($) Warrants	Aug. 14, 2024 shares	Oct. 22, 2025 Share Year $ / shares	Mar. 31, 2026 CAD ($) Share $ / shares shares	Mar. 31, 2025 CAD ($) Share Year $ / shares shares
Disclosure of classes of share capital [line items]
Number of private placement units issued | shares				2,338,893	2,361,500
Price per unit issued				$ 1.06	$ 1.3
Proceeds from issuing units | $				$ 2,479,227	$ 3,069,950
Exercise price of warrants granted					$ 3
Unit issue costs associated with private placement | $				$ 97,670	$ 73,624
Number of finder warrants issued | shares				33,424
Value of finder warrants issued | $				$ 22,702
Exercise price of finders warrants granted				$ 1.06
Shares issued from exercise of options | shares				411,383	1,312,751
Number of share options exercised | Share				642,834	1,700,000
Carrying value of the options added to share capital | $				$ 214,252	$ 375,000
Issuance of shares (shares) | shares				650,798	0
Issuance of shares | $				$ 702,838	$ 0
Number of shares authorised for repurchase | shares		5,084,319
Percentage of issued shares authorised for repurchase		5.00%
Maximum number of shares purchasable during period | shares		2,033,727
Percentage of maximum number of shares purchasable during period		2.00%
Number of shares cancelled | shares				0	102,900
Shares purchased for cancellation | $				$ 0	$ 142,866
Share purchase warrants outstanding | Share				4,461,060
Grant date fair value | $				$ 600,283
Series A Warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted				$ 1.5
Closing price of exchange rate				2
Series B Warrant [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants granted				2
Closing price of exchange rate				$ 3
Cashless exercise [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share				542,084	1,250,000
Fewer shares [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | Share				231,451	387,249
Shares exercised as compensation | $				$ 323,467	$ 534,500
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants, grant date fair value					$ 0.08
Share purchase warrants outstanding | Share				1,180,750	1,180,750
Expected dividend yield					0.00%
Expected volatility					49.00%
Risk-free interest rate					3.30%
Expected life | Year					2
Grant date fair value | $				$ 89,737
Share Purchase Warrants One [Member]
Disclosure of classes of share capital [line items]
Share purchase warrants outstanding | Share				1,169,443
Number of warrants issued | Share			1,169,443
Exercise price of warrants issued			$ 1.5
Expected dividend yield			0.00%
Expected volatility			78.00%
Risk-free interest rate			2.20%
Expected life | Year			2
Grant date fair value | $				$ 245,753
Grant date of fair value of warrants			$ 0.3
Share Purchase Warrants Two [Member]
Disclosure of classes of share capital [line items]
Share purchase warrants outstanding | Share				908,000
Number of warrants issued | Warrants	908,000
Grant date fair value | $	$ 42,393			$ 42,393
Share Purchase Warrants Three [Member]
Disclosure of classes of share capital [line items]
Share purchase warrants outstanding | Share				33,424
Number of warrants issued | Share			33,424
Exercise price of warrants issued			$ 1.06
Grant date fair value | $				$ 22,701
Grant date of fair value of warrants			$ 0.68
Share Purchase Warrants Four [Member]
Disclosure of classes of share capital [line items]
Share purchase warrants outstanding | Share				1,169,443
Number of warrants issued | Share			1,169,443
Exercise price of warrants issued			$ 2
Expected dividend yield			0.00%
Expected volatility			71.00%
Risk-free interest rate			2.30%
Expected life | Year			3
Grant date fair value | $				$ 242,092
Grant date of fair value of warrants			$ 0.3